PRESENTATION OF THE FINANCIAL STATEMENTS (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
PRESENTATION OF THE FINANCIAL STATEMENTS (Policies)
LIQUIDITY

The Company has incurred net losses since its inception and anticipates net losses and negative operating cash flows until fiscal year 2022. For the year ended June 30, 2020, the Company had a net loss of $14.4 million, which increased the accumulated deficit to $170.9 million at June 30, 2020 from $156.4 million at June 30, 2019. At June 30, 2020, the Company had $1.7 million in cash and cash equivalents and a total of $2.7 million in current assets in relation to $16.4 million in current liabilities. While the Company continues to find efficiencies with its acquisitions of Troika Design Group, Inc. and Mission Group, the recent COVID-19 pandemic and the departure of Mission’s President and Founder in fiscal year 2019 impacted revenue more than anticipated. With recent restructuring, Management however now believes that the Mission Group is now stabilized and will soon generate positive cash flow.

With the acquisition of Mission Group, the Company anticipates increasing Troika’s footprint in a major media markets, such as NY and London. The Company also continues to expand its consulting services and breadth of product offering with existing Mission and Troika clients and increase business development in NY and London as a result of the Mission acquisition. Additionally, the Company intends to add to Mission business development due to Troika’s existing clientele.

During the fiscal year ended June 30, 2020, the Company entered into an agreement with a financial advisory firm to analyze potential financing transactions including preparing the Company for an initial public offering (IPO). The Company anticipates this firm serving as its underwriter during the IPO process and expects to file a Form S-1 registration statement with the U.S. Securities and Exchange Commission shortly. Management is confident the proceeds from the IPO will be more than sufficient to meet the Company’s cash requirements until the Company generates positive cash flow in fiscal year 2022.

Subsequent to year-end June 30, 2020, the Company has received an additional $500,000 in funding relating to the Paycheck Protection Program and has historically been successful raising funds through private placements when necessary. In addition, the Company has been successful at raising funding through debt financing, has entered into three separate unsecured loan facility agreements in fiscal year 2020 with friendly lenders totaling $1.4 million and Management believes they can raise additional capital through similar means if necessary.

If the Company raises additional funds by issuing equity securities, its stockholders would experience dilution. Additional debt financing, if available, may involve covenants restricting its operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to it or its stockholders and require significant debt service payments, which diverts resources from other activities. If the Company is unable to obtain additional financing, it may be required to significantly scale back its business and operations. The Company’s ability to raise additional capital will also be impacted by the outbreak of COVID-19.

Based on this acquisition, company-wide consolidation, and management’s plans, the Company believes that the current cash on hand and anticipated cash from operations is sufficient to conduct planned operations for one year from the issuance of the consolidated financial statements.

Impact of COVID-19

In March 2020, the World Health Organization categorized the coronavirus (COVID-19) as a pandemic, and it continues to spread throughout the United States and the rest of the world with different geographical locations impacted more than others. The outbreak of COVID-19 and the resulting public and private sector measures to reduce its transmission, such as the imposition of social distancing and orders to work-from-home, stay-at-home and shelter-in-place, have adversely impacted our business and those of our clients. Businesses have adjusted, reduced or suspended operating activities, which has negatively impacted the clients we service. We continue to believe our focus on our strategic strengths, including talent, our differentiated market strategy and the relevance of our services, including the longevity of our relationships, will continue to assist our Company as we navigate a rapidly changing marketplace. The effects of the COVID-19 pandemic will negatively impact our results of operations, cash flows and financial position; however, the extent of the impact will vary depending on the duration and severity of the economic and operational impacts of COVID-19.

We have taken steps to protect the safety of our employees, with a large majority of our worldwide workforce now working from home, while developing creative ideas to protect the health and well-being of our communities and setting up our people to help them do their best work for our clients while working remotely. With respect to managing costs, we have multiple initiatives underway to align our expenses with changes in revenue. The steps being taken across our agencies and corporate group include deferred merit increases, freezes on hiring and temporary labor, major cuts in non-essential spending, staff reductions, furloughs in markets where that option is available and salary reductions, including voluntary salary deferment for our senior corporate management team. In addition, we remain committed to and have intensified our efforts around cash flow discipline, including the identification of significant capital expenditures that can be deferred, and working capital management. We began to see the effects of COVID-19 on client spending, notably in the UK and US markets with our Mission subsidiaries throughout the second quarter of calendar 2020 with much of the work force of the UK subsidiary on furlough, and with our Troika Design subsidiary furloughed as March progressed. Due to mandatory stay at home orders and social distancing, our experiential business has been particularly impacted by COVID-19. Promotional and experiential events with the Company’s assistance are particularly susceptible to external factors and are being delayed by many of the Company’s Mission clients due to the effects of COVID-19. The Company is in the process of temporarily furloughing employees to reflect current reduced demands associated with those client sets. We expect a greater impact on our second calendar quarter results as clients respond to the current economic conditions by reducing their marketing budgets, which will affect the demand for our services.

We have also taken steps to strengthen our financial position during this period of heightened uncertainty. On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security (CARES) Act to provide relief as a result of the COVID-19 outbreak. The CARES Act, among other things, includes 1) provisions relating to compensation, benefits and payroll tax relief, 2) the availability of net operating loss carrybacks for periods beginning in 2018 and before 2021 and alternative minimum tax credit refunds, and 3) modifications to the net interest deduction limitations. The Company continues to examine the impacts the CARES Act may have on its business. The governments in which our International subsidiaries are located are offering similar business relief programs and the Company is examining the impacts of these programs on its operations as well.

In the current environment, a major priority for us is preserving liquidity. Our primary liquidity sources are operating cash flow, cash and cash equivalents and short-term investments. Although we expect to experience a decrease in our cash flow from operations as a result of the impact of COVID-19, we have obtained relief under the CARES Act in the form of a Small Business Administration backed loan. In aggregate we received $1.7 million in SBA stimulus “Payroll Protection Program” loans as of April 27, 2020. Of which the majority of these loans were used for payroll. As per the US Government rules these amounts used for payroll, healthcare benefits and some of the loan may be forgiven. We believe these steps will enhance our financial resources as we navigate the period ahead. On August 14, 2020, the Company received an additional $500,000 in loans with 30 year terms under the SBA’s “Economic Injury Disaster Loan” program which the Company which the Company used to address any cash shortfalls that may result from the current pandemic. The Company expects to obtain another $1,700,000 in Payroll Protection Program loans as part of the second stimulus payments in January or February 2021.

In the United Kingdom, as of April 1, 2020, Mission furloughed 27 employees, saving £78,000 in April payroll, being made up of £55,000 of furlough monies from the government and £16,000 in associated payroll savings and applied for a 3-month rent holiday. In May 1, 2020, Mission put on furlough an additional 5 employees bring the total to 32, alongside a 10% pay cut for all employees not furloughed, saving £111,000 in May payroll, being made up of £62,000 of furlough monies from the government, £33,000 of associated payroll savings and £16,000 in savings related to the pay cut. On April 1, 2020, Troika Design Group actioned a 25% salary reduction across the entire Los Angeles staff and furloughed one office manager for a total savings of $112,000 per month. Finally, certain members of the Company’s executive team have deferred compensation temporarily.

The extent to which the COVID-19 outbreak continues to impact the Company’s results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact. While the Company’s revenue has declined by $16.2M from $40.8M to $24.6M in the fiscal years ending June 30, 2019 and 2020 respectively, the Company is still quantifying how much of this decline in revenue was caused by the pandemic as well as the impact from the departure of Mission’s founder.

RISKS & UNCERTAINTIES

Liquidity

The Company has incurred net losses since its inception and anticipates net losses and negative operating cash flows until fiscal year 2022. For the nine months ended March 31, 2021, the Company had a net loss of $9,223,000 which increased the accumulated deficit to $180.1 million at March 31, 2021 from $170.9 million at June 30, 2020. At March 31, 2021, the Company had approximately $1.4 million in cash and cash equivalents and a total of $4.8 million in current assets in relation to $21.2 million in current liabilities. While the Company continues to find efficiencies with its acquisitions of Troika Design Group, Inc. and Mission Group, the departure of Mission’s President and Founder in fiscal year 2019 together with the coronavirus (COVID-19) pandemic in fiscal years 2020 and 2021 impacted revenue more than anticipated.

With the acquisition of Mission Group, the Company anticipated increasing Troika’s footprint in a major media markets, such as NY and London. The Company also continues to expand its consulting services and breadth of product offering with existing Mission and Troika clients and increase business development in NY and London as a result of the Mission acquisition. Additionally, the Company intends to add to Mission business development due to Troika’s existing clientele.

During the fiscal year ended June 30, 2020, the Company entered into an agreement with a financial advisory firm to analyze potential financing transactions including preparing the Company for an initial public offering (IPO). In April 2021, the Company’s Form S-1 registration statement was declared effective by the U.S. Securities and Exchange Commission. The Company received net proceeds of $21.9 million ’and the Company’s securities were listed on the Nasdaq Capital Market. Management believes the proceeds from the IPO will be more than sufficient to meet the Company’s cash requirements until the Company generates positive cash flow.

Impact of COVID-19 Pandemic

In March 2020, the World Health Organization categorized the coronavirus (COVID-19) as a pandemic, and it continues to spread throughout the United States and the rest of the world with different geographical locations impacted more than others. The outbreak of COVID-19 and the resulting public and private sector measures to reduce its transmission, such as the imposition of social distancing and orders to work-from-home, stay-at-home and shelter-in-place, have adversely impacted our business and those of our clients. Businesses have adjusted, reduced or suspended operating activities, which has negatively impacted the clients we service. We continue to believe our focus on our strategic strengths, including talent, our differentiated market strategy and the relevance of our services, including the longevity of our relationships, will continue to assist our Company as we navigate a rapidly changing marketplace. The effects of the COVID-19 pandemic have negatively impacted our results of operations, cash flows and financial position; however, the continued extent of the impact will vary depending on the duration and severity of the economic and operational impacts of COVID-19.

We took steps to protect the safety of our employees, with a large majority of our worldwide workforce working from home, while developing creative ideas to protect the health and well-being of our communities and setting up our people to help them do their best work for our clients while working remotely. With respect to managing costs, we have took multiple initiatives to align our expenses with changes in revenue. The steps taken across our agencies and corporate group include deferred merit increases, freezes on hiring and temporary labor, major cuts in non-essential spending, staff reductions, furloughs in markets where that option is available and salary reductions, including voluntary salary deferment for our senior corporate management team. In addition, we remain committed to and have intensified our efforts around cash flow discipline, including the identification of significant capital expenditures that can be deferred, and working capital management. We began to see the effects of COVID-19 on client spending, notably in the UK and US markets with our Mission subsidiaries throughout the second quarter of calendar 2020 with much of the work force of the UK subsidiary on furlough, and with our Troika Design subsidiary furloughed as March 2020 progressed. Due to mandatory stay at home orders and social distancing, our experiential business has been particularly impacted by COVID-19. Promotional and experiential events with the Company’s assistance are particularly susceptible to external factors were delayed by many of the Company’s Mission clients due to the effects of COVID-19. The Company had temporarily furloughed employees to reflect current reduced demands associated with those client sets. However, as of mid-February 2021, we started to see business dramatically improve and expect greater improvement in our results in our next fiscal quarters. As cities have commenced openings with the improvement of vaccines distribution and infection rates declining, our client activities have doubled and there is a real optimism that the economic conditions are improving. Sports, Entertainment, Pharma clients are contracting our services across all entities at rates similar to 2019.

We took steps to strengthen our financial position during this period of heightened uncertainty. On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security (CARES) Act to provide relief as a result of the COVID-19 outbreak. The CARES Act, among other things, includes 1) provisions relating to compensation, benefits and payroll tax relief, 2) the availability of net operating loss carrybacks for periods beginning in 2018 and before 2021 and alternative minimum tax credit refunds, and 3) modifications to the net interest deduction limitations. The Company continues to examine the impacts the CARES Act may have on its business. The governments in which our International subsidiaries are located are offering similar business relief programs and the Company is examining the impacts of these programs on its operations as well.

In the current environment, a major priority for us is preserving liquidity. Our primary liquidity sources are operating cash flow, cash and cash equivalents and short-term investments. Although we expect to experience a decrease in our cash flow from operations as a result of the impact of COVID-19, we have obtained relief under the CARES Act in the form of a Small Business Administration backed loans. In aggregate we received $1.7 million in SBA stimulus “Payroll Protection Program” funding in April 2020 of which the majority of these funds were used for payroll. As per the US Government rules, the funds used for payroll, healthcare benefits, and other applicable operating expenses can be forgiven and the Company reported them as such in December 2020 considering the Company believes we have substantially met these conditions. On August 14, 2020, the Company received an additional $500,000 in loans with 30 year terms under the SBA’s “Economic Injury Disaster Loan” program which the Company intends to use to address any cash shortfalls that may result from the current pandemic. In February 2021, the Company obtained additional relief under the CARES Act in the form of a Small Business Administration backed loans and received an additional $1.7 million in SBA stimulus “Payroll Protection Program” funds which will be used for payroll, healthcare benefits, and other applicable operating expenses.

In the United Kingdom, as of April 1, 2020, Mission furloughed 27 employees, saving £78,000 in April payroll, being made up of £55,000 of furlough monies from the government and £16,000 in associated payroll savings and applied for a 3-month rent holiday. In May 1, 2020, Mission put on furlough an additional 5 employees bringing the total to 32, alongside a 10% pay cut for all employees not furloughed, saving £111,000 in May payroll, being made up of £62,000 of furlough monies from the government, £33,000 of associated payroll savings and £16,000 in savings related to the pay cut. On April 1, 2020, Troika Design Group actioned a 15% salary reduction across the majority of the Los Angeles staff and furloughed one office manager for a total savings of $112,000 per month. Finally, certain members of the Company’s executive team deferred compensation temporarily. In August 2020, the Company received £50,000 in loans related to the COVID pandemic with an interest rate of 2.5% to be paid over five years beginning one year after receipt. The Company used these proceeds to address any cash shortfalls that resulted from the pandemic.

The extent to which the COVID-19 outbreak continues to impact the Company’s results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact. While the Company’s revenue has declined by $8.3 million from $20.8 million to $12.4 million in the nine months ending March 31, 2021 and 2020 respectively, the Company is still quantifying how much of this decline in revenue was caused by the pandemic as well as the impact from the departure of Mission’s founder.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of TMG, and its wholly-owned subsidiaries, Troika Design Group, Inc. (California), Troika Services Inc. (New York), Troika Analytics Inc. (New York), Troika Productions, LLC (California), Troika-Mission Holdings, Inc. (New York), Mission Culture LLC (Delaware), Mission-Media Holdings Limited (England and Wales), and Mission Media USA, Inc. (New York). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements include the accounts of TMG, and its wholly-owned subsidiaries, Troika Design Group, Inc. (California), Troika Services Inc. (New York), Troika Analytics Inc. (New York), Troika Productions, LLC (California), Troika-Mission Holdings, Inc. (New York), Mission Culture LLC (Delaware), Mission-Media Holdings Limited (England and Wales), and Mission Media USA, Inc. (New York). All significant intercompany accounts and transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods.

Significant estimates and assumptions made by management include, among others, the assessment of the collectability of accounts receivable and the determination of the allowance for doubtful accounts, the valuation and useful life of capitalized equipment costs and long-lived assets, valuation of warrants and options, the determination of the useful lives and any potential impairment of long-lived assets such as intangible assets, the valuation of goodwill, stock-based compensation, and deferred tax assets. Actual results could differ from those estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods.

Significant estimates and assumptions made by management include, among others, the assessment of the collectability of accounts receivable and the determination of the allowance for doubtful accounts, the valuation and useful life of capitalized equipment costs and long-lived assets, valuation of warrants and options, the determination of the useful lives and any potential impairment of long-lived assets such as intangible assets, the valuation of goodwill, stock-based compensation, and deferred tax assets. Actual results could differ from those estimates.

FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

The Company has estimated the fair value of its financial instruments using the available market information and valuation methodologies considered to be appropriate and has determined that the book value of the Company’s accounts receivable, prepaid expenses, accounts payable, and accrued expenses, as of March 31, 2021 and 2020, respectively, approximate fair value based on their short-term nature.

FAIR VALUE MEASUREMENT

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair-value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as March 31, 2021 and 2020. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, accounts payable, accrued liabilities, and convertible notes payable. Fair values for these items were assumed to approximate carrying values because of their short-term nature or they are payable on demand.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

Fair-value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as June 30, 2020 and 2019. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, accounts receivable, accounts payable, accrued liabilities, and convertible notes payable. Fair values for these items were assumed to approximate carrying values because of their short term nature or they are payable on demand.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company evaluates, on a periodic basis, long-lived assets to be held and used for impairment in accordance with the reporting requirements of ASC 360-10. The evaluation is based on certain impairment indicators, such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If these impairment indicators are present or other factors exist that indicate that the carrying amount of the asset may not be recoverable, then an estimate of the undiscounted value of expected future operating cash flows is used to determine whether the asset is recoverable and the amount of any impairment is measured as the difference between the carrying amount of the asset and its estimated fair value. The fair value is estimated using valuation techniques such as market prices for similar assets or discounted future operating cash flows.

The Company evaluates, on a periodic basis, long-lived assets to be held and used for impairment in accordance with the reporting requirements of ASC 360-10. The evaluation is based on certain impairment indicators, such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If these impairment indicators are present or other factors exist that indicate that the carrying amount of the asset may not be recoverable, then an estimate of the undiscounted value of expected future operating cash flows is used to determine whether the asset is recoverable, and the amount of any impairment is measured as the difference between the carrying amount of the asset and its estimated fair value. The fair value is estimated using valuation techniques such as market prices for similar assets or discounted future operating cash flows.

CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalent account balances with financial institutions in the United States and United Kingdom which at times exceed federally insured limits for accounts in the United States. Considering deposits with these institutions can be redeemed on demand, the Company believes there is minimal risk. As of March 31, 2021 and 2020, the Company had $365,000 and $401,000 in cash that was uninsured, respectively.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalent account balances with financial institutions in the United States and United Kingdom which at times exceed federally insured limits for accounts in the United States. Considering deposits with these institutions can be redeemed on demand, the Company believes there is minimal risk. As of June 30, 2020 and 2019, the Company had $822,000 and $1,241,000 in cash that was uninsured, respectively.

For the fiscal years ending June 30, 2020 and 2019, (6) customers accounted for 45.1% and 44.9% of our net revenues, respectively. As of June 30, 2020, three customers made up 35.6% of the net receivable balance however it was collected subsequent to year-end. As of June 30, 2019, three customers made up 37.6% of the net receivable balance. The Company believes there is minimal risk however it will continue to monitor.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. As of March 31, 2021 and 2020, the Company had no cash equivalents.

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. As of June 30, 2020 and 2019, the Company had no cash equivalents.

ACCOUNTS RECEIVABLE

Our accounts receivable are amounts due from our clients. The Company accounts for unbilled accounts receivable using the percentage-of-completion accounting method for revenue recognized and the customer has not been invoiced due to the terms of the contract or the timing of the account invoicing cycle.

For those clients to whom we extend credit, we perform periodic evaluations of accounts receivable and maintain allowances for potential credit losses as deemed necessary.

The Company periodically reviews the outstanding accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt. When a customer’s account is deemed to be uncollectible the outstanding balance is charged to the allowance for doubtful accounts. As of March 31, 2021 and 2020, the Company had $579,000 and $518,000 in allowance for doubtful accounts, respectively.

Our accounts receivable are amounts due from our clients. The Company accounts for unbilled accounts receivable using the percentage-of-completion accounting method for revenue recognized and the customer has not been invoiced due to the terms of the contract or the timing of the account invoicing cycle.

For those clients to whom we extend credit, we perform periodic evaluations of accounts receivable and maintain allowances for potential credit losses as deemed necessary.

The Company periodically reviews the outstanding accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt. When a customer’s account is deemed to be uncollectible the outstanding balance is charged to the allowance for doubtful accounts. As of June 30, 2020 and 2019, the Company had $781,000 and $385,000, in allowance for doubtful accounts, respectively.

PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment consist of furniture and computer equipment. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, generally ranging from three to seven years. Maintenance and repairs are charged to expense as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the accounts and any resulting gain or loss is reflected in the statements of income in the period realized.

GOODWILL AND INTANGIBLE ASSETS

            As a result of acquisitions, the Company recorded goodwill and identifiable intangible assets as part of its allocation of the purchase consideration.

Goodwill

Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business. Goodwill is tested annually at June 30 for impairment. The annual qualitative or quantitative assessments involve determining an estimate of the fair value of reporting units in order to evaluate whether an impairment of the current carrying amount of goodwill exists. A qualitative assessment evaluates whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step quantitative goodwill impairment test. The first step of a quantitative goodwill impairment test compares the fair value of the reporting unit to its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized. The amount of impairment loss is determined by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount. If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess. A goodwill impairment charge of $598,000 was recorded as a result of the Company’s annual impairment assessment on June 30, 2020. The Company has adopted the provisions of ASU 2017-04—Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 requires goodwill impairments to be measured on the basis of the fair value of a reporting unit relative to the reporting unit’s carrying amount rather than on the basis of the implied amount of goodwill relative to the goodwill balance of the reporting unit. Thus, ASU 2017-04 permits an entity to record a goodwill impairment that is entirely or partly due to a decline in the fair value of other assets that, under existing GAAP, would not be impaired or have a reduced carrying amount. Furthermore, the ASU removes “the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test.” Instead, all reporting units, even those with a zero or negative carrying amount will apply the same impairment test. Accordingly, the goodwill of reporting unit or entity with zero or negative carrying values will not be impaired, even when conditions underlying the reporting unit/entity may indicate that goodwill is impaired.

We test our goodwill for impairment annually, or, under certain circumstances, more frequently, such as when events or circumstances indicate there may be impairment. We are required to write down the value of goodwill only when our testing determines the recorded amount of goodwill exceeds the fair value. Our annual measurement date for testing goodwill impairment is June 30. Internal evaluations on both March 31, 2021 and 2020 determined that impairments were not necessary and this will be reevaluated June 30, 2021.

None of the goodwill is deductible for income tax purposes.

Intangibles

Intangible assets with finite useful lives consist of tradenames, non-compete agreements, acquired workforce and customer relationships and are amortized on a straight-line basis over their estimated useful lives, which range from three to ten years. The estimated useful lives associated with finite-lived intangible assets are consistent with the estimated lives of the associated products and may be modified when circumstances warrant. Such assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition are less than its carrying amount. The amount of any impairment is measured as the difference between the carrying amount and the fair value of the impaired asset. It was determined by the Company that the COVID-19 pandemic was a triggering event and after an internal evaluation it was concluded that an impairment for intangibles was required on March 31, 2020 for $1,387,000. An internal evaluation was also carried out on March 31, 2021 and it was determined that an impairment was not necessary.

As a result of acquisitions, the Company recorded goodwill and identifiable intangible assets as part of its allocation of the purchase consideration.

Goodwill

Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business. Goodwill is tested annually at June 30 for impairment. The annual qualitative or quantitative assessments involve determining an estimate of the fair value of reporting units in order to evaluate whether an impairment of the current carrying amount of goodwill exists. A qualitative assessment evaluates whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step quantitative goodwill impairment test. The first step of a quantitative goodwill impairment test compares the fair value of the reporting unit to its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized. The amount of impairment loss is determined by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount. If the carrying amount exceeds the implied fair value, then an impairment loss is recognized equal to that excess. A goodwill impairment charge of $1,985,000 and $3,082,000 was recorded as a result of the Company’s annual impairment assessment in fiscal year 2020 and 2019 respectively. The Company has adopted the provisions of ASU 2017-04—Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 requires goodwill impairments to be measured on the basis of the fair value of a reporting unit relative to the reporting unit’s carrying amount rather than on the basis of the implied amount of goodwill relative to the goodwill balance of the reporting unit. Thus, ASU 2017-04 permits an entity to record a goodwill impairment that is entirely or partly due to a decline in the fair value of other assets that, under existing GAAP, would not be impaired or have a reduced carrying amount. Furthermore, the ASU removes “the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test.” Instead, all reporting units, even those with a zero or negative carrying amount will apply the same impairment test. Accordingly, the goodwill of reporting unit or entity with zero or negative carrying values will not be impaired, even when conditions underlying the reporting unit/entity may indicate that goodwill is impaired.

We test our goodwill for impairment annually, or, under certain circumstances, more frequently, such as when events or circumstances indicate there may be impairment. We are required to write down the value of goodwill only when our testing determines the recorded amount of goodwill exceeds the fair value. Our annual measurement date for testing goodwill impairment is June 30.

None of the goodwill is deductible for income tax purposes.

Intangibles

Intangible assets with finite useful lives consist of tradenames, non-compete agreements, acquired workforce and customer relationships and are amortized on a straight-line basis over their estimated useful lives, which range from three to ten years. The estimated useful lives associated with finite-lived intangible assets are consistent with the estimated lives of the associated products and may be modified when circumstances warrant. Such assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition are less than its carrying amount. The amount of any impairment is measured as the difference between the carrying amount and the fair value of the impaired asset. There was an impairment of intangibles recorded of $1,867,000 and $0 for the year ended June 30, 2020 and 2019, respectively.

REVENUE RECOGNITION

In accordance with the FASB issued amended guidance in the form of ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASC 606”), the Company has modified its revenue recognition policy beginning in fiscal year 2019 using modified retrospective (cumulative effect) transition method. Under this transition method, results for reporting periods beginning July 1, 2018 or later are presented under ASC 606, while prior period results continue to be reported in accordance with previous guidance. The cumulative effect of the initial application of ASC 606 was immaterial, no adjustment was recorded to the opening balance of retained earnings. The timing of revenue recognition for our various revenue streams was not materially impacted by the adoption of this standard. Overall, the adoption of ASC 606 did not have a material impact on the Company’s consolidated balance sheet, statement of operations and comprehensive loss and statement of cash flows for the year ended June 30, 2019. ASC 606 also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. The Company recognizes revenue in accordance with the Financial Accounting Standards Board’s (“FASB”), Accounting Standards Codification (“ASC”) ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

The Company recognizes primarily four revenue streams and they are retainer fees, project fees, reimbursement income, and fee income.

Retainer fees are non-refundable fixed amounts being received from a client often on a recurring basis and the performance obligation is the staff being available to provide consultation services. Consulting engagements do not incur a significant amount of direct costs however any costs are recognized as incurred. Consulting fees are recognized evenly throughout the term of the agreement.

Project fees are associated with the delivery of services and/or goods to a client and the revenue includes both the anticipated costs to deliver the product as well as the Company’s margin. As per ASC 606-10-25-31, the Company recognizes project fees over time by measuring the progress toward complete satisfaction of a performance obligation by measuring its performance in transferring control of the services contractually delivered to a client by applying the input method. Revenue is recognized based on the extent of inputs expended toward satisfying a performance obligation and it was determined that the best judge of inputs is the costs consumed by a project in relation to its total anticipated costs. As part of the close process the Company compiles a preliminary percentage of completion (POC) for each project which is the ratio of incurred costs to date in relation to the anticipated costs from the production team’s approved budgets. The POC ratio is then applied to the contracted revenue and the pro-rated revenue is then recognized accordingly.

Reimbursement income represents compensation relating to the out-of-pocket costs associated with a staging of a live event. As per 606-10-25-31, the Company recognizes reimbursement income over time by measuring the progress toward complete satisfaction of a performance obligation by measuring its performance in transferring control of the services contractually delivered to a client by applying the input method. The revenue is recognized based on the extent of inputs expended toward satisfying a performance obligation and it was determined that the best judge of input is the costs incurred to date in relation to the anticipated costs. As a result, unless an overage or saving is identified, the reimbursement income equates to the reimbursement costs incurred. Given that the Company contracts directly with the majority of the vendors and is liable for any overages, the Company is deemed a principal in this revenue transaction as they have control over the asset and transfer the asset themselves. As a result, this transaction is recorded gross rather than net.

Fee income represents the Company’s margin on the staging of a live event, is negotiated with the client prior and fixed. Based on ASC 606, the Company’s progress in satisfying the performance obligation in a contract is difficult to determine so as a result the fee income is only recognized at the conclusion of a project. Only upon confirmation the Company has performed all its contractual obligations as per the contract does the Company record fee income.

Contract Assets

The Company does not have any contract assets such as work-in-process. All trade receivables on the Company’s consolidated balance sheet are from contracts with customers.

Contract Costs

Costs incurred to obtain a contract are capitalized unless short term in nature. As a practical expedient, costs to obtain a contract that are short term in nature are expensed as incurred. The Company does not have any contract costs capitalized as of June 30, 2020 and 2019.

Contract Liabilities - Deferred Revenue

The Company’s contract liabilities consist of advance customer payments and deferred revenue. Deferred revenue results from transactions in which the Company has been paid for products by customers, but for which all revenue recognition criteria have not yet been met. Once all revenue recognition criteria have been met, the deferred revenues are recognized.

ADVERTISING

The Company generally expenses marketing and advertising costs as incurred. During the years ended June 30, 2020 and 2019, the Company incurred $12,000 and $52,000, respectively, on marketing, trade shows and advertising.

The Company received rebates on advertising from co-operative advertising agreements with several vendors and suppliers. These rebates have been recorded as a reduction to the related advertising and marketing expense.

BENEFICIAL CONVERSION FEATURE

The Company accounts for convertible notes payable in accordance with the guidelines established by the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 470-20, Debt with Conversion and Other Options, Emerging Issues Task Force (“EITF”) 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF 00-27, Application of Issue No 98-5 To Certain Convertible Instruments. The Beneficial Conversion Feature (“BCF”) of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible note when issued and also records the estimated fair value of any warrants issued with those convertible notes. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note’s proceeds to the warrants, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The value of the proceeds received from a convertible note is then allocated between the conversion features and warrants on an allocated fair value basis. The allocated fair value is recorded in the financial statements as a debt discount (premium) from the face amount of the note and such discount is amortized over the expected term of the convertible note (or to the conversion date of the note, if sooner) and is charged to interest expense using interest method.

The Company accounts for convertible notes payable in accordance with the guidelines established by the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 470-20, Debt with Conversion and Other Options, Emerging Issues Task Force (“EITF”) 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF 00-27, Application of Issue No 98-5 To Certain Convertible Instruments. The Beneficial Conversion Feature (“BCF”) of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible note when issued and also records the estimated fair value of any warrants issued with those convertible notes. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note’s proceeds to the warrants, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The value of the proceeds received from a convertible note is then allocated between the conversion features and warrants on an allocated fair value basis. The allocated fair value is recorded in the financial statements as a debt discount (premium) from the face amount of the note and such discount is amortized over the expected term of the convertible note (or to the conversion date of the note, if sooner) and is charged to interest expense using interest method.

STOCK-BASED COMPENSATION

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC 2018-07, Improvements to Nonemployee Share-Based Payment Accounting which expands on the scope of ASC 718 to include share-based payment transactions for acquiring services from non-employees and requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock.

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC 2018-07, Improvements to Nonemployee Share-Based Payment Accounting which expands on the scope of ASC 718 to include share-based payment transactions for acquiring services from non-employees and requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock or the fair value of the services at the grant date, whichever is more readily determinable in accordance with ASC Topic 718.

FOREIGN CURRENCY TRANSLATION

The consolidated financial statements of the Company are presented in U.S. dollars. The functional currency for the Company is U.S. dollars for all entities other than Mission Media Limited whose operations are based in the United Kingdom and their functional currency is British Pound Sterling (GBP). Transactions in currencies other than the functional currencies are recorded using the appropriate exchange rate at the time of the transaction. All assets and liabilities are translated into U.S. Dollars at balance sheet date, stockholders’ equity is translated at historical rates and revenue and expense accounts are translated at the average exchange rate for the year or the reporting period. The translation adjustments are reported as a separate component of stockholders’ equity, captioned as accumulated other comprehensive (loss) income. Transaction gains and losses arising from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of operations.

The relevant translation rates are as follows: for the quarter ended March 31, 2021 closing rate at 1.378900 US$: GBP, average rate at 1.342278 US$: GBP, for the quarter ended March 31, 2020 closing rate at 1.241200 US$: GBP, average rate at 1.268544 US$.

The consolidated financial statements of the Company are presented in U.S. dollars. The functional currency for the Company is U.S. dollars for all entities other than Mission Media Limited whose operations are based in the United Kingdom and their functional currency is British Pound Sterling (GBP). Transactions in currencies other than the functional currencies are recorded using the appropriate exchange rate at the time of the transaction. All assets and liabilities are translated into U.S. Dollars at balance sheet date, stockholders’ equity is translated at historical rates and revenue and expense accounts are translated at the average exchange rate for the year or the reporting period. The translation adjustments are reported as a separate component of stockholders’ equity, captioned as accumulated other comprehensive (loss) income. Transaction gains and losses arising from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of operations.

The relevant translation rates are as follows: for the year ended June 30, 2020 closing rate at 1.238900 US$: GBP, yearly average rate at 1.262367 US$: GBP, for the year ended June 30, 2019 closing rate at 1.268980 US$: GBP, yearly average rate at 1.294241 US$: GBP.

INCOME TAXES

The Company accounts for its income taxes in accordance with Income Taxes Topic of the FASB ASC 740, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for consolidated financial reporting purposes and such amounts recognized for tax purposes and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

The Company has net operating losses for both their US and UK entities however a full valuation allowance was recorded due to uncertainties in realizing the deferred tax asset (Note 14 – Income Taxes).

COMPREHENSIVE LOSS

Comprehensive loss is defined as a change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. For the Company, comprehensive loss for the three and nine months ended March 31, 2021 and 2020 included net loss and unrealized losses from foreign currency translation adjustments.

Comprehensive loss is defined as a change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. For the Company, comprehensive loss for the years ending June 30, 2020 and 2019 included net loss and unrealized gains from foreign currency translation adjustments.

BASIC AND DILUTED NET LOSS PER COMMON SHARE

Basic net loss per common share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The following table provides the numerators and denominators in the basic and diluted earnings per share computations for the three months ended March 31. The figures represent the converted common stock equivalent.

	Three Months Ended March 31,
	2021	2020

Numerator:
Net loss attributable to common stockholders	$(4,679,000)	$(7,817,000)

Denominator:
Basic EPS:
Common shares outstanding, beginning of period	17,687,179	15,454,623
Weighted average common stock retired	(2,576,779)	-
Weighted average common shares issued during the period	-	-
Denominator for basic earnings per common shares	-	-
Weighted average common shares	15,110,400	15,454,623

Diluted EPS:
Common shares outstanding, beginning of period	17,687,179	15,454,623
Weighted average common stock retired	(2,576,779)	-
Weighted average common shares issued during the period	-	-
Denominator for basic earnings per common shares	-	-
Preferred Stock Series A, beginning of period	720,000	720,000
Preferred Stock Series B, beginning of period	2,495,000	2,495,000
Preferred Stock Series C, beginning of period	911,149	911,149
Preferred Stock Series D, beginning of period	1,979,000	1,979,000
Stock payable, beginning of period	156,000	1,300,000
Weighted average diluted effect of stock options	2,771,081	2,342,660
Weighted average diluted effect of warrants	7,622,411	6,110,534
Lock-Up Agreements - common stock equivalents	-	(5,711,111)
Weighted average common shares	31,765,041	25,601,854

The following table provides the numerators and denominators in the basic and diluted earnings per share computations for the nine months ended March 31. The figures represent the converted common stock equivalent.

	Nine Months Ended March 31,
	2021	2020

Numerator:
Net loss attributable to common stockholders	$(9,223,000)	$(15,195,000)

Denominator:
Basic EPS:
Common shares outstanding, beginning of period	15,454,623	15,211,290
Weighted average common stock retired	(836,983)	(296,533)
Weighted average common shares issued during the period	1,257,143	498,613
Denominator for basic earnings per common shares	-	-
Weighted average common shares	15,874,783	15,413,370

Diluted EPS:
Common shares outstanding, beginning of period	15,454,623	15,211,290
Weighted average common stock retired	(836,983)	(296,533)
Weighted average common shares issued during the period	1,257,143	498,613
Denominator for basic earnings per common shares	-	-
Preferred Stock Series A, beginning of period	720,000	720,000
Preferred Stock Series B, beginning of period	2,495,000	2,495,000
Preferred Stock Series C, beginning of period	911,149	911,149
Preferred Stock Series D, beginning of period	1,979,000	1,881,500
Stock payable, beginning of period	1,300,000	1,743,000
Weighted average preferred stock series D purchased during the period	-	260,000
Weighted average stock payable issued during the period	-	-
Weighted average diluted effect of stock options	2,686,722	2,127,915
Weighted average diluted effect of warrants	7,756,204	6,443,472
Lock-Up Agreements - common stock equivalents	-	(5,711,111)
Weighted average common shares	33,722,857	26,284,295

Basic net loss per common share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The following table provides the numerators and denominators in the basic and diluted earnings per share computations for the years ended June 30. The figures represent the converted common stock equivalent.

	Year Ended June 30,
	2020	2019

Numerator:
Net loss attributable to common stockholders	$(14,447,000)	$(6,861,000)

Denominator:
Basic EPS:
Common shares outstanding, beginning of period	15,211,290	15,211,290
Weighted average common shares issued during the period	212,365	-
Denominator for basic earnings per common shares	-	-
Weighted average common shares	15,423,655	15,211,290

Diluted EPS:
Common shares outstanding, beginning of period	15,211,290	15,211,290
Weighted average common shares issued during the period	212,365	-
Preferred Stock Series A, beginning of period	48,000	48,000
Preferred Stock Series B, beginning of period	594,048	594,048
Preferred Stock Series C, beginning of period	12,148,653	11,798,653
Preferred Stock Series D, beginning of period	5,017,333	1,644,000
Stock payable, beginning of period	2,324,000	590,667
Reduction of stock payable due to issuance	(660,000)	-
Weighted average preferred stock series C purchased during the period	-	271,960
Weighted average preferred stock series D purchased during the period	197,078	2,703,616
Weighted average stock payable issued during the period	-	940,273
Weighted average diluted effect of stock options	2,453,486	2,492,996
Weighted average diluted effect of warrants	6,901,474	5,722,661
Lock-Up Agreements - common stock equivalents	(5,711,111)	-
Denominator for diluted earnings per common shares	-	-
Weighted average common shares	38,736,615	42,018,163

CORRECTION OF AN IMMATERIAL MISSTATEMENT

During the nine months ending March 31, 2021 the Company identified certain liabilities recorded as of June 30, 2020 relating to “Payroll Protection Program” stimulus funding totaling $1,704,000 that were to be treated as a government grant rather than debt. In accordance with IAS-20, Accounting for Government Grants and Disclosure of Government Assistance, the proceeds from government grants are to be recognized as a deferred income liability and reported as income as the related costs are expensed. On June 30, 2020, the Company recorded these funds as debt and should have recorded the balance of $1,704,000 as a deferred income liability. The Company believes this is an immaterial misstatement as the total liabilities would have been unchanged.

RECLASSIFICATION OF PRIOR YEAR PRESENTATION

Certain prior period amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported consolidated balance sheets and statement of operations and comprehensive loss.

Certain prior year’s amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported consolidated balance sheets and statement of operations.

RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In February 2016 the FASB issued amended guidance in the form of ASU No. 2016-02, “Leases.” The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet but recognize expenses on their income statements in a manner similar to today’s accounting for all leases with terms longer than twelve months. Lessees initially recognize a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. The lease liability is measured at the present value of the lease payments over the lease term. The right-of-use asset is measured at the lease liability amount, adjusted for lease prepayments, lease incentives received and the lessee’s initial direct costs. Leases will be classified as either finance (formerly “capital leases”) or operating, with classification affecting the pattern of expense recognition in the income statement. The standard provides for a modified retrospective transition approach for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain optional practical expedients. In July 2018, the FASB issued ASU 2018-11, “Leases: Targeted Improvements”, allowing for an alternative transition method (the effective date approach). It allows an entity to initially apply the new lease guidance at the adoption date (rather than at the beginning of the earliest period presented). The Company adopted the new guidance on July 1, 2019 using the optional transitional method and elected to use the package of three practical expedients which allows the Company not to reassess whether contracts are or contain leases, lease classification and whether initial direct costs qualify for capitalization. Upon adoption of the standard, the Company has recognized an $8.9 million right-of-use asset and offsetting lease liability on the balance sheet which resulted in no impact on accumulated deficit. The Company also removed deferred rent of approximately $842,000 when adopting the new guidance.

In July 2017, the FASB issued amended guidance in the form of ASU No. 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception”. The ASU was issued to address the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. The ASU, among other things, eliminates the need to consider the effects of down round features when analyzing convertible debt, warrants and other financing instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. The Company has adopted this standard effective July 1, 2019 and has determined that there was no material impact to the financials.

In February 2018 the FASB issued amended guidance in the form of ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220)”, which amends the previous guidance to allow for certain tax effects “stranded” in accumulated other comprehensive income, which are impacted by the Tax Cuts and Jobs Act (the “Tax Reform Act”), to be reclassified from accumulated other comprehensive income into retained earnings. This amendment pertains only to those items impacted by the new tax law and will not apply to any future tax effects stranded in accumulated other comprehensive income. The Company has adopted this standard effective July 1, 2019 and has determined that there was no material impact to the financials.

In June 2018, the FASB issued amended guidance in the form of ASU No. 2018-07 “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. The guidance is effective for public companies for fiscal years, and interim fiscal periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers. The Company has adopted this standard effective July 1, 2019 and has determined that there was no material impact to the financials.

In October 2018, the FASB issued amended guidance in the form of ASU No. 2018-17, “Targeted Improvements to Related Party Guidance for Variable Interest Entities.” This ASU amends the guidance for determining whether a decision-making fee is a variable interest. ASU No. 2018-17 is effective for interim and annual reporting periods beginning after December 15, 2019. The Company has adopted this standard effective July 1, 2019 and has determined that there were no such instances resulting in no material impact to the financials.

Recently Adopted Accounting Pronouncements

In February 2016 the FASB issued amended guidance in the form of ASU No. 2016-02, “Leases.” The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet but recognize expenses on their income statements in a manner similar to today’s accounting for all leases with terms longer than twelve months. Lessees initially recognize a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. The lease liability is measured at the present value of the lease payments over the lease term. The right-of-use asset is measured at the lease liability amount, adjusted for lease prepayments, lease incentives received and the lessee’s initial direct costs. Leases will be classified as either finance (formerly “capital leases”) or operating, with classification affecting the pattern of expense recognition in the income statement. The standard provides for a modified retrospective transition approach for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain optional practical expedients. In July 2018, the FASB issued ASU 2018-11, “Leases: Targeted Improvements”, allowing for an alternative transition method (the effective date approach). It allows an entity to initially apply the new lease guidance at the adoption date (rather than at the beginning of the earliest period presented). The Company adopted the new guidance on July 1, 2019 using the optional transitional method and elected to use the package of three practical expedients which allows the Company not to reassess whether contracts are or contain leases, lease classification and whether initial direct costs qualify for capitalization. Upon adoption of the standard, the Company has recognized a $8.3 million right-of-use asset and offsetting lease liability on the balance sheet which resulted in no impact on accumulated deficit. The Company also removed deferred rent of approximately $842,000 when adopting the new guidance.

In July 2017, the FASB issued amended guidance in the form of ASU No. 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-Controlling Interests with a Scope Exception”. The ASU was issued to address the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. The ASU, among other things, eliminates the need to consider the effects of down round features when analyzing convertible debt, warrants and other financing instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. The Company has adopted this standard effective July 1, 2019 and has determined that there was no material impact to the financials.

In February 2018 the FASB issued amended guidance in the form of ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220)”, which amends the previous guidance to allow for certain tax effects “stranded” in accumulated other comprehensive income, which are impacted by the Tax Cuts and Jobs Act (the “Tax Reform Act”), to be reclassified from accumulated other comprehensive income into retained earnings. This amendment pertains only to those items impacted by the new tax law and will not apply to any future tax effects stranded in accumulated other comprehensive income. The Company has adopted this standard effective July 1, 2019 and has determined that there was no material impact to the financials.

In June 2018, the FASB issued amended guidance in the form of ASU No. 2018-07 “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. The guidance is effective for public companies for fiscal years, and interim fiscal periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers. The Company has adopted this standard effective July 1, 2019 and has determined that there was no material impact to the financials.

In October 2018, the FASB issued amended guidance in the form of ASU No. 2018-17, “Targeted Improvements to Related Party Guidance for Variable Interest Entities.” This ASU amends the guidance for determining whether a decision-making fee is a variable interest. ASU No. 2018-17 is effective for interim and annual reporting periods beginning after December 15, 2019. The Company has adopted this standard effective July 1, 2019 and has determined that there was no material impact to the financials.

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued amended guidance in the form of ASU No. 2016-13, “Financial Instruments-Credit Losses,” which changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, companies will be required to use a new forward-looking “expected loss” model that generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, companies will measure credit losses in a manner similar to what they do today, except that the losses will be recognized as allowances rather than as reductions in the amortized cost of the securities. Companies will have to disclose significantly more information, including information they use to track credit quality by year of origination for most financing receivables. Companies will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. This standard is effective for the Company on July 1, 2020 with early adoption permitted. The Company is in the initial stage of evaluating the impact of this new standard on its trade and other receivables.

In December 2019, the FASB issued amended guidance in the form of ASU No. 2019-12, ”Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” This ASU is intended to simplify various aspects related to accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for annual periods beginning after December 15, 2020 and interim periods within those annual periods, with early adoption permitted. An entity that elects early adoption must adopt all the amendments in the same period. Most amendments within this ASU are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company is in the initial stage of evaluating the impact of this new standard however it does not believe the guidance will have a material impact on our financial statements.

No other new accounting pronouncement issued or effective during the fiscal year had or is expected to have a material impact on our consolidated financial statements or disclosures.

ACCOUNTING PRONOUNCEMENTS NOT YET EFFECTIVE

In August 2020, FASB issued ASU 2020-06, ”Debt—Debt with Conversion and Other and Derivatives and Hedging—Contracts in Entity’s Own Equity: Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. As a result, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. The new guidance is effective for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of ASU 2020-06 however it is not believed that it will result in a material to the financials.